Post-retirement and other defined benefit schemes - Post-retirement benefits other than pensions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) person	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Post-retirement benefits
Cost of post-retirement benefits	$ 445	$ 428
Market value of plan assets	7,030	10,564
Plan liabilities	8,108	13,018
Surplus (deficit) in plan	$ (1,078)
Post-retirement defined benefits other than pensions
Post-retirement benefits
Retired employees and covered dependants that currently benefit | person	3,393
Current employees that will be eligible on their retirement | person	2,339
Cost of post-retirement benefits	$ 1	$ 1	$ 1
Market value of plan assets	173
Plan liabilities	129
Post Retirement Welfare Plan | US
Post-retirement benefits
Surplus (deficit) in plan	$ 62